S000031347 [Member] Investment Objectives and Goals - Columbia Income Builder Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.